Exhibit 99.1

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 12-27-2008	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		1/15/2009
2	Payment Date		1/20/2009
3	Collection Period	11/30/2008	12/27/2008	28
4	Monthly Interest Period - Actual	12/22/2008	1/19/2009	29
5	Monthly Interest - Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	266,000,000.00	—	—	—	—	—
7	Class A-2 Notes	483,000,000.00	—	—	—	—	—
8	Class A-3 Notes	544,000,000.00	34,420,807.70	—	30,036,457.65	4,384,350.05	0.0080595
9	Class A-4 Notes	207,000,000.00	207,000,000.00	—	—	207,000,000.00	1.0000000
10	Certificates	148,380,192.94	148,380,192.94	—	—	148,380,192.94	1.0000000

11	Equals: Total Securities	$1,648,380,192.94	$389,801,000.64	$—	$30,036,457.65	$359,764,542.99

12	Total Securitization Value	$1,648,380,192.94	$413,440,410.66			$380,058,085.33

13	NPV Lease Payments Receivable	702,636,880.61	55,316,292.49			46,655,658.34
14	NPV Base Residual	945,743,312.33	358,124,118.17			333,402,426.99

				Per $1000	Principal & Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	5.5235%	—	—	—	—
16	Class A-2 Notes	5.5500%	—	—	—	—
17	Class A-3 Notes	5.5000%	157,762.04	4.5833333	30,194,219.68	877.2083429
18	Class A-4 Notes	5.5400%	955,650.00	4.6166667	955,650.00	4.6166667

	Equals: Total Securities		1,113,412.04		31,149,869.68

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	8,415,940.73
20	Pull Ahead Waived Payments	3,810.38
21	Sales Proceeds - Early Terminations	6,928,830.83
22	Sales Proceeds - Scheduled Terminations	14,949,367.67
23	Security Deposits for Terminated Accounts	137,594.00
24	Excess Wear and Tear Received	191,642.00
25	Excess Mileage Charges Received	246,664.93
26	Other Recoveries Received	548,498.57

27	Subtotal: Total Collections	31,422,349.11

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	77,054.25

31	Total Available Funds, prior to Servicer Advances	31,499,403.36

32	Servicer Advance	—

33	Total Available Funds	31,499,403.36

34	Reserve Account Draw	—

35	Available for Distribution	31,499,403.36

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		344,533.68
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		1,113,412.04
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	30,036,457.65
49	Regular Principal Distribution Amount	34,442,642.37
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		30,036,457.65
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		—

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 12-27-2008	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	241,420,807.70
55	Less: Aggregate Securitization Value (End of Collection Period)	(380,058,085.33)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)	241,420,807.70
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(206,978,165.33)

61	Regular Principal Distribution Amount	34,442,642.37

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	380,058,085.33
64	Less: Targeted Overcollateralization Amount (10.5% of Initial Securitization Value)	(173,079,920.00)

65	Targeted Note Balance	206,978,165.33

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	31,499,403.36
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	344,533.68
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	1,113,412.04
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	30,036,457.65
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	30,036,457.65
77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		12,362,851.00
85	Initial Reserve Account Balance		12,362,851.00
86	Beginning Reserve Account Balance		12,362,851.00
87	Plus: Net Investment Income for the Collection Period		20,281.22

88	Subtotal: Reserve Fund Available for Distribution		12,383,132.22
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		12,383,132.22
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		20,281.22

93	Equals: Ending Reserve Account Balance		12,362,851.00

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	1,008	19,933,248.04
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(15,060,736.67)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(462,871.93)
99	Less: Excess Wear and Tear Received		(191,642.00)
100	Less: Excess Mileage Received		(246,664.93)

101	Current Period Net Residual Losses/(Gains)	1,008	3,971,332.51

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	28,329	27,374,316.86
104	Current Period Net Residual Losses (Item 101)	1,008	3,971,332.51

105	Ending Cumulative Net Residual Losses	29,337	31,345,649.37

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		1.90%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 12-27-2008	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current

108	Aggregate Securitization Value			1,648,380,193	380,058,085
109	Aggregate Base Residual Value			1,156,023,383	346,697,081
110	Number of Current Contracts			72,016	25,928
111	Weighted Average Lease Rate			3.46%	3.86%
112	Average Remaining Term			27.9	4.3
113	Average Original Term			37.0	41.9
114	Proportion of Base Prepayment Assumption Realized				90.00%
115	Actual Monthly Prepayment Speed				1.13%
116	Turn-in Ratio on Scheduled Terminations				90.08%
		Sales Proceeds	Units	Book Amount	Securitization Value

117	Pool Balance - Beginning of Period		27,480	467,958,842	413,440,411
118	Depreciation/Payments			(7,462,481)	(5,336,437)
119	Gross Credit Losses		(31)	(529,264)	(534,885)
120	Early Terminations - Regular		(513)	(8,554,111)	(7,577,756)
121	Early Terminations - Lease Pull Aheads		—	—	—
122	Scheduled Terminations - Returned to VCI	13,322,150	(908)	(20,397,125)	(18,329,036)
123	Scheduled Terminations - Purchased	1,738,587	(100)	(1,769,750)	(1,604,212)

124	Pool Balance - End of Period		25,928	429,246,112	380,058,085

125	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage

126	Current		25,176	368,088,727	96.85%
127	31 - 90 Days Delinquent		655	10,287,704	2.71%
128	91+ Days Delinquent		97	1,681,655	0.44%

129	Total		25,928	380,058,085	100.00%

130	Credit Losses:			Units	Amounts

131	Aggregate Securitization Value on charged-off units			31	534,885
132	Aggregate Liquidation Proceeds on charged-off units				(223,502)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			1	22,137
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(33,186)

136	Current Period Aggregate Net Credit Losses/(Gains)			32	300,334

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			924	5,856,876
139	Current Period Net Credit Losses (Item 136)			32	300,334

140	Ending Cumulative Net Credit Losses			956	6,157,211

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.37%

Volkswagen Auto Lease Trust 2006-A MONTHLY SERVICER CERTIFICATE For the collection period ended 12-27-2008	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
2/20/2009	30,690,222
3/20/2009	41,338,754
4/20/2009	55,631,132
5/20/2009	57,374,168
6/20/2009	56,608,037
7/20/2009	21,882,981
8/20/2009	14,949,241
9/20/2009	13,617,730
10/20/2009	9,706,280
11/20/2009	8,810,820
12/20/2009	5,002,782
1/20/2010	7,158,144
2/20/2010	6,446,566
3/20/2010	9,445,374
4/20/2010	12,359,685
5/20/2010	16,329,221
6/20/2010	11,788,929
7/20/2010	743,717
8/20/2010	60,266
9/20/2010	61,156
10/20/2010	16,482
11/20/2010	28,052
12/20/2010	7,666
1/20/2011	678
2/20/2011	—
3/20/2011	—
4/20/2011	—
5/20/2011	—
6/20/2011	—
7/20/2011	—
8/20/2011	—
9/20/2011	—
10/20/2011	—
11/20/2011	—
12/20/2011	—
1/20/2012	—
2/20/2012	—
3/20/2012	—
4/20/2012	—
5/20/2012	—
6/20/2012	—
7/20/2012	—
8/20/2012	—
9/20/2012	—
10/20/2012	—
11/20/2012	—
12/20/2012	—
1/20/2013	—
2/20/2013	—
3/20/2013	—
4/20/2013	—
5/20/2013	—
6/20/2013	—
7/20/2013	—
8/20/2013	—
9/20/2013	—
10/20/2013	—
11/20/2013	—
12/20/2013	—
1/20/2014	—
Total:	380,058,085

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a) each collection period is a calendar month rather than a fiscal month,
(b) timely receipt of all monthly rental payments and sales proceeds,
(c) no credit or residual losses and
(d) no prepayments (including defaults, purchase option exercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month